Stock-Based Compensation (Details) (Stock option, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock option
Summary of stock option activity - Shares
Options outstanding at the beginning of the period (in shares)	1,667,000	1,710,000
Granted (in shares)	1,144,000	1,064,000
Exercised (in shares)	0	(5,000)
Forfeited (in shares)	(116,000)	(1,097,000)
Options outstanding at the end of the period (in shares)	2,695,000	1,667,000	1,710,000
Options exercisable at the end of the period (in shares)	1,142,000	1,086,000
Options vested and expected to vest at the end of the period (in shares)	2,608,000	1,635,000
Summary of stock option activity - Weighted-Average Exercise Price (in dollars per share)
Options outstanding at the beginning of the period (in dollars per share)	$ 7.05	$ 7.07
Granted (in dollars per share)	$ 7.80	$ 7.87
Exercised (in dollars per share)	$ 0.00	$ 2.51
Forfeited (in dollars per share)	$ 9.00	$ 7.91
Options outstanding at the end of the period (in dollars per share)	$ 7.28	$ 7.05	$ 7.07
Options exercisable at the end of the period (in dollars per share)	$ 6.31	$ 6.22
Options vested and expected to vest at the end of the period (in dollars per share)	$ 7.26	$ 7.02
Weighted-Average Contractual Life (In Years)
Options outstanding at the end of the period	8 years 29 days	7 years 25 days
Options exercisable at the end of the period	6 years 4 months 28 days	6 years 7 months 6 days
Options vested and expected to vest at the end of the period	8 years 14 days	7 years 22 days
Aggregate Intrinsic Value
Options outstanding at the end of the period (in dollars)	$ 6,607,000	$ 2,283,000
Options exercisable at the end of the period (in dollars)	3,916,000	2,231,000
Options vested and expected to vest at the end of the period (in dollars)	6,456,000	2,280,000
Additional disclosures
Weighted-average grant-date fair value (in dollars per share)	$ 4.61	$ 4.67	$ 5.38	$ 4.72
Total grant date fair value of stock options vested	$ 400,000	$ 1,800,000	$ 1,500,000